[MHM FINAL]
[6/30/2016]

[Translation]

Filed Document:	Semi-annual Report

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	June 30, 2016

Fiscal Year:	During the 22nd Term
(from October 1, 2015 to March 31, 2016)

Name of the Fund:	PUTNAM U.S. GOVERNMENT INCOME
TRUST

Name of the Issuer:	Putnam U.S. Government Income Trust

Name and Official Title of the	Jonathan S. Horwitz
Representative of the Company:	Executive Vice President, Compliance Liaison
Officer and Principal Executive

Address of Principal Office	One Post Office Square, Boston, Massachusetts
02109 U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-law

Address or Place of Business	Mori Hamada & Matsumoto
of Registration Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this document
is available for Public Inspection:	Not applicable

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

Status of investment portfolio of Putnam U.S. Government Income Trust (the “Fund”), is as follows:

(1) Diversification of investment portfolio:
By types of assets and geographic regions

		(As of the end of April 2016)

Types of Assets	Country	Market Value	Investment
		(USD)	Ratio (%)

U.S. Government and Agency	United States	1,681,674,824	170.16
Mortgage Obligations

Mortgage-Backed Securities	United States	217,948,919	22.05

Short-term Investments	United States	79,198,674	8.01

Asset-Backed Securities	United States	10,145,000	1.03

Purchased Options	United States	5,607,264	0.57

	United Kingdom	1,722,382	0.17

Total Investments		1,996,297,063	201.99

Cash, Deposit and Other Assets (After Deduction of Liabilities)		-1,007,986,309	-101.99

Total		988,310,754	100.00

(Net Asset Value)		(JPY108,467 million)

Note 1:Investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.

Note 2:The exchange rate of U.S. dollars (“Dollar” or “$”) into Japanese Yen is JPY=109.75 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on April 28, 2016 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and is otherwise rounded down when necessary. As a result, in this report, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of past operations:

a. Record of changes in net assets (Class M Shares):

Record of changes in net assets as of the end of each month for one year up to and including the end of April 2016 are as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD	JPY
	(thousand)	(million)	USD	JPY

2015 End of May	15,494	1,700	13.76	1,510

June	15,199	1,668	13.70	1,504

July	14,831	1,628	13.62	1,495

August	14,640	1,607	13.52	1,484

September	14,451	1,586	13.40	1,471

October	14,384	1,579	13.39	1,470

November	14,326	1,572	13.38	1,468

December	13,822	1,517	13.41	1,472

2016 End of January	13,706	1,504	13.29	1,459

February	13,468	1,478	13.21	1,450

March	13,435	1,474	13.20	1,449

April	13,424	1,473	13.21	1,450

b. Record of distributions paid (Class M Shares):

Record of distribution paid for one year up to and including the end of April 2016 is as follows:

Ex-dividend Date		Distributions per share ($)	NAV per Share ($)

2015	May 14	0.022	13.81

	June 16	0.027	13.71

	July 14	0.027	13.63

	August 14	0.027	13.57

	September 15	0.027	13.46

	October 14	0.027	13.37

	November 16	0.027	13.38

	December 15	0.027	13.38

2016	January 13	0.027	13.33

	February 16	0.027	13.23

	March 15	0.027	13.20

	April 14	0.027	13.17

c. Record of annual return (Class M Shares):

Period	Annual Return (%) (Note)

(May 1, 2015 – April 30, 2016)	-2.05%

Note: Annual Return (%) = 100 x {[(Ending NAV * A) / Beginning NAV) – 1}

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that the Beginning NAV means net asset value per share on the end of April 2015 and the Ending NAV means net asset value per share on the end of April 2016.

II. RECORD OF SALES AND REPURCHASE (Class M Shares)

Record of sales and repurchase for one year up to and including the end of April 2016 and the number of outstanding shares of the Fund as of the end of April 2016 are as follows: (5/1/2015 – 4/30/2016)

Number of Shares Issued	Number of Shares	Number of Outstanding
	Repurchased	Shares

54,149	168,365	1,015,897
(0)	(53,800)	(597,200)

Note: The figures in parenthesis show those issued, repurchased and outstanding in Japan.

III. FINANCIAL CONDITIONS OF THE FUND

[Japanese translation of the unaudited semi-annual accounts of the Fund to be attached.]

IV. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY
(“Putnam Investment Management, LLC”)

(1) Amount of Capital Stock

(i) Amount of Members’ Equity of the Investment Management Company
(as of April 30, 2016)
$26,894,883 * (unaudited)

(ii) Number of authorized shares of capital stock
Not applicable.

(iii) Number of outstanding shares of capital stock
Not applicable.

(iv) Amount of Members’ Equity for the past five years

Year	Amount of Members’ Equity

End of 2010	$82,851,104

End of 2011	$135,510,826

End of 2012	$21,073,034 *

End of 2013	$34,533,038 *

End of 2014	$33,925,237 *

End of 2015	$32,258,387 *

* Consists of all components of equity and Parent Company relationship.

(2) Description of business and outline of operation

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of April 30 , 2016, the Investment Management Company managed, advised, and/or administered the following 117 funds and fund portfolios (having an aggregate net asset value over $73.1 billion).

Name of	Principal Characteristics	Number of funds	Total Net Asset Value
Country			($ million)

	Closed End Bond	6	2,226.37

	Open End Balanced	11	7,046.63

U.S.A.	Open End Bond	37	22,437.56

	Open End Equity	63	41,348.76

	Total	117	73,059.32

(3) Miscellaneous
Not applicable.

V. OUTLINE OF THE FINANCIAL CONDITION OF THE INVESTMENT

MANAGEMENT COMPANY

[Japanese translation of the accounts of the PIM to be attached.]

[MHM FINAL]
[6/30/2016]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Financial Bureau

Filing Date:	June 30, 2016

Name of the Issuer:	PUTNAM U.S.GOVERNMENT INCOME
TRUST

Name and Official Title of	Jonathan S. Horwitz
Representative of Company:	Executive Vice President, Compliance Liaison
Officer and Principal Executive

Address of Principal Office:	One Post Office Square, Boston, Massachusetts
02109 U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-law

Address or Place of Business of	Mori Hamada & Matsumoto
Registration Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public offering or sale for registration

Name of the Fund making public	Putnam U.S. Government Income Trust
Offering or sale of foreign
investment fund securities:

Aggregate amount of	Up to $12 million (JPY131.7 million) Class M
foreign investment fund securities	Shares
to be publicly offered or sold:

Note : The exchange rate of U.S. dollars (“Dollar” or “$”) into Japanese Yen is JPY109.75 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on April 30, 2016 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd.

Places where a copy of this amendment to securities
registration statement is available for public inspection

Not applicable.

I. REASON FOR FILING OF THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement purports to amend and update the relevant information of the securities registration statement (“SRS”) filed on March 31, 2016 due to the fact that the aforementioned semi-annual report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned semi-annual report:

(1) Amendment in the Original SRS by filing the semi-annual report is as follows.

Part II. INFORMATION ON THE FUND

Before amendment	After amendment

[Original Japanese SRS]	[Aforementioned Semi-annual Report]
I. Description of the Fund	IV. Outline of the Investment Management Company
1. Nature of the Fund
(3) Structure of the Fund	(1) Amount of Capital Stock
D. Investment Management Company	(i) Amount of Members’ Equity of the Investment
e. Amount of Capital Stock	Management Company
(i) Amount of Members’ Equity of the
Investment Management Company

5. Status of investment portfolio	I. Status of investment portfolio of the Fund

(1) Diversification of investment portfolio	(1) Diversification of investment portfolio

(3) Results of past operations	(2) Results of past operations

a) Record of changes in net assets	a. Record of changes in net assets

(Regarding the amounts as at the end of	(Regarding the amounts as at the end of each
each month during one-year period up to	month during one-year period up to the latest
the latest relevant date appertaining to the	relevant date appertaining to the filing date of
filing date of the original Japanese SRS)	the aforementioned semi-annual report)

b) Record of distributions paid	b. Record of distributions paid

(Regarding the amounts as at the end of	(Regarding the amounts as at the end of each
each month during one-year period up to	month during one-year period up to the latest
the latest relevant date appertaining to the	relevant date appertaining to the filing date of
filing date of the original Japanese SRS)	the aforementioned Semi-annual Report)

c) Record of annual return	c. Record of annual return
(Addition of the rate(s) during one-year period
up to the latest relevant date appertaining to the
filing date of the aforementioned semi-annual
report)

(4) Results of Sales and Repurchse	II. Record of Sales and Repurchase

(Addition of the latest information during one-year
period up to the latest relevant date
appertaining to the filing date of the
aforementioned semi-annual report)

III. Financial conditions of the Fund	III. Financial conditions of the Fund
1. Financial statement	(Addition of the aforementioned semi-annual
financial documents)
Part III. SPECIAL INFORMATION

I. Outline of the Investment Management	IV. Outline of the Investment Management
Company	Company
1. Outline of the Investment Management
Company
(1) Amount of capital stock	(1) Amount of capital stock
(i) Amount of Members’ Equity of the	(i) Amount of Members’ Equity of the Investment
Investment Management Company	Management Company

2. Description of business and outline of	(2) Description of business and outline of
operation	operation

3. Financial conditions of the Investment	V. Outline of the financial condition of the
Management Company	Investment Management Company

(2) Other amendments in the Original SRS by filing the semi-annual report are as follows.

<The following information updated.>

PART II. INFORMATION ON THE FUND

I. DESCRIPTION OF THE FUND

5. STATUS OF INVESTMENT PORTFOLIO

(2) Portfolio of Investements
Information on the Top 30 updated (Please see “Top 30” in the data sheet.)

(3) Results of Past Operations
b. Record of distributions paid (Class M Shares)

Total amount of disribution paid during the recent one year period	$0.319
from May 1, 2015 to the end of April 2016

Total amount of disribution paid from the inception date to the end	$13.191
of April 2016

c. Record of annual return (Class M Shares)

The record of the return for the calendar year is as follows;

Year	Return (% ) (Note)

2016	-0.68
(1/1/2016 – 4/30/2016)

Note: Annual Return (%) = 100 x {[(Ending NAV * A) / Beginning NAV) – 1}

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that the Beginning NAV means net asset value per share on the end of December 2015 and the Ending NAV means net asset value per share on the end of April 2016.